Commitments and Contingencies - Schedule of Future Minimum Lease Payments for Operating Leases and Capital Leases (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
2016	$ 50
2017	37
2018	24
2019	18
2020	13
Thereafter	30
Total future minimum leases payments	172	$ 130
2016	17
2017	15
2018	0
2019	0
2020	0
Thereafter	0
Total future minimum leases payments	32
Less: amount representing interest	1
Present value of future minimum lease payments	$ 31